Note 2 - Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Going concern

According to Accounting Standards Codification (ASC)
205
-
40,
Presentation of Financial Statements - Going Concern
(“ASC
205
-
40”
), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one
year after the date that the financial statements are issued. This evaluation initially does not
take into consideration the potential mitigating effect of management’s plans that have not
been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (
1
) it is probable that the plans will be effectively implemented within one
year after the date that the financial statements are issued, and (
2
) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one
year after the date that the financial statements are issued.

The Company has incurred operating losses and negative cash flows from operations since inception. The Company incurred a net loss of
$26,868
during the
six
months period ended
June 30, 2018
and has an accumulated deficit of
$149,713
as of
June 30, 2018.
Net cash used in operations was approximately
$22,040
  for the
six
months period ended
June 30, 2018.
The Company has primarily funded these losses through equity financings. To date, the Company has no
product revenue and management expects operating losses to continue for the foreseeable future. As of
June 30, 2018,
the Company had in aggregate
$22,435
of cash and short term investments on hand.

In order  to enable the Company to operate as a going concern in the foreseeable future, the Company has implemented cost reduction measures which include the deferral of certain research, development and clinical projects and reduction of administrative expenses, until additional financings obtained. In addition, the Founders of the Company, Mr. Linqing Jia and Dr. Lan Huang, have agreed in writing to provide adequate financial support to the Company to ensure the Company can operate as a going concern in the foreseeable future. The Founders also confirmed their ability and intention to pledge their shareholdings in the Company to potential lenders for obtaining financing to support the Company. The Company anticipates that its currently available financial resources will enable it to meet with its expected spending in operational expenses and capital expenditures at least up to
October 2019.

Therefore, the management believes that the substantial doubt about the Company’s ability to continue as a going concern within one
year after the date these financial statements are issued has been alleviated. These financial statements have been prepared on a going concern basis.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these financial statements include, but are not
limited to share-based compensation, clinical trial accrual, valuation allowance for deferred tax assets, and estimating of useful life for property and equipment. Estimates are periodically reviewed in light of changes in circumstances, facts and experiences. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Government grants

Government grants relating to assets are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the related assets. Government grants relating to income that involves no
conditions or continuing performance obligations of the Company are recognized as other income upon receipt. Government grants for Dalian Wanchun Pharmaceutical Co., Ltd. (“Wanchun Pharma”) amounting to
$316
(
RMB2,000
) were received in
December 2014.
The government grant was transferred to Wanchunbulin since Wanchun Pharma was liquidated in
August 2015.
The Company previously included such government grant under current liabilities as the amendment procedures for changing the beneficiary to Wanchunbulin was still under review of the local government. In
January 2018,
the Company obtained approval from local government and became eligible for the government grant and recorded the government grant as other income in the consolidated statements of comprehensive loss during the current period.

Fair value measurements

Financial instruments of the Company primarily include cash, short-term investments, and accounts payable. As of
December 31, 2017
and
June 30, 2018,
the carrying values of these financial instruments approximated their fair value due to their short term nature.

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”
), in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2— Other inputs that are directly or indirectly observable in the marketplace.

•	Level 3— Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities: (
1
) market approach; (
2
) income approach and (
3
) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Short-term investments

All liquid investments with an original maturity greater than three
months but less than
one
year are considered to be short-term investments. As of
June 30, 2018,
the short-term investments are
one
-year time deposit amounting to
$3,022
(
RMB20,000
) placed with China Merchants Bank.

Share-based compensation

Awards granted to employees

The Company applies ASC
718,
Compensation—Stock Compensation (“ASC
718”
)
, to account for its employee share-based payments. In accordance with ASC
718,
the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s grants of share-based awards to employees were classified as equity awards and are recognized in the financial statements based on their grant date fair values. Specifically, the grant date fair value of share options is calculated using an option pricing model, and the grant date fair value of restricted shares is based on the quoted market price of the Company's ordinary shares. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards for all employee equity awards granted with graded vesting based on service condition. The Company uses the accelerated method for all awards granted with graded vesting based on performance conditions. The Company elected to account for forfeitures in the period they occur as a reduction to expense.

Awards granted to non-employees

The Company has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC
718
and ASC
505,
Equity. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty's performance is completed as there is no
associated performance commitment. The expense is recognized in the same manner as if the Company had paid cash for the services provided by the non-employees in accordance with ASC
505
-
50,
Equity-based Payments to Non-Employees
. The Company estimated the fair value of share options granted to non-employees using the same method as employees.

Modification of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award. There were no
modifications to the awards during the
six
months ended
June 30, 2018.